PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)

Common Stocks – 98.4% of Net Assets
	Belgium – 1.7%
260,361	KBC Group NV	$18,680,681

	Brazil – 1.1%
10,285	MercadoLibre, Inc.(a)	12,233,802

	Denmark – 8.2%
327,477	Novo Nordisk A/S, Class B	36,322,464
272,836	Orsted A/S, 144A	34,151,265
640,487	Vestas Wind Systems A/S	18,788,558

		89,262,287

	France – 3.2%
1,087,212	Credit Agricole S.A.	12,990,602
99,519	EssilorLuxottica S.A.	18,201,083
82,369	Orpea S.A.	3,574,299

		34,765,984

	Germany – 5.9%
54,106	Allianz SE, (Registered)	12,920,951
236,869	Mercedes-Benz Group AG, (Registered)	16,625,712
56,968	SAP SE	6,313,656
237,487	Symrise AG	28,472,954

		64,333,273

	Hong Kong – 2.3%
2,452,292	AIA Group Ltd.	25,606,532

	Japan – 4.7%
912,400	Sekisui House Ltd.	17,648,704
657,930	Takeda Pharmaceutical Co. Ltd.	18,745,878
480,500	Terumo Corp.	14,539,206

		50,933,788

	Netherlands – 3.7%
10,906	Adyen NV, 144A(a)	21,601,443
28,567	ASML Holding NV	19,089,082

		40,690,525

	Spain – 2.7%
2,744,664	Iberdrola S.A.	29,999,092

	Taiwan – 2.7%
282,235	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	29,425,821

	United Kingdom – 4.3%
5,230,066	Legal & General Group PLC	18,542,613
1,255,500	Prudential PLC	18,535,280
208,310	Unilever PLC	9,414,820

		46,492,713

Shares	Description	Value (†)

Common Stocks – continued
	United States – 57.9%
76,878	Adobe, Inc.(a)	$35,027,154
97,201	American Water Works Co., Inc.	16,089,682
238,356	Aptiv PLC(a)	28,533,597
206,377	Ball Corp.	18,573,930
79,689	Bright Horizons Family Solutions, Inc.(a)	10,573,933
153,929	Danaher Corp.	45,151,994
733,194	eBay, Inc.	41,982,688
206,622	Ecolab, Inc.	36,481,180
97,736	Eli Lilly & Co.	27,988,658
45,515	Estee Lauder Cos., Inc. (The), Class A	12,394,645
42,390	Intuitive Surgical, Inc.(a)	12,788,215
141,480	MasterCard, Inc., Class A	50,562,122
173,371	Microsoft Corp.	53,452,013
298,717	NextEra Energy, Inc.	25,304,317
112,619	NVIDIA Corp.	30,729,220
74,160	Roper Technologies, Inc.	35,020,577
76,403	Signature Bank	22,423,517
300,765	Sunrun, Inc.(a)	9,134,233
84,773	Thermo Fisher Scientific, Inc.	50,071,173
317,348	Verizon Communications, Inc.	16,165,707
143,592	Visa, Inc., Class A	31,844,398
75,017	Watts Water Technologies, Inc., Series A	10,471,623
150,818	Xylem, Inc.	12,858,743

		633,623,319

	Total Common Stocks (Identified Cost $1,046,097,966)	1,076,047,817

Principal Amount

Short-Term Investments – 0.9%
$ 10,269,801	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $10,269,801 on 4/01/2022 collateralized by $8,402,300 U.S. Treasury Bond, 4.250% due 11/15/2040 valued at $10,475,307 including accrued interest(b) (Identified Cost $10,269,801)	10,269,801

	Total Investments – 99.3% (Identified Cost $1,056,367,767)	1,086,317,618
	Other assets less liabilities – 0.7%	7,271,301

	Net Assets – 100.0%	$1,093,588,919

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2022, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 400,764,875	36.6%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $55,752,708 or 5.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$18,680,681	$—	$18,680,681
Denmark	—	89,262,287	—	89,262,287
France	—	34,765,984	—	34,765,984
Germany	—	64,333,273	—	64,333,273
Hong Kong	—	25,606,532	—	25,606,532
Japan	—	50,933,788	—	50,933,788
Netherlands	—	40,690,525	—	40,690,525
Spain	—	29,999,092	—	29,999,092
United Kingdom	—	46,492,713	—	46,492,713
All Other Common Stocks*	675,282,942	—	—	675,282,942

Total Common Stocks	675,282,942	400,764,875	—	1,076,047,817

Short-Term Investments	—	10,269,801	—	10,269,801

Total	$675,282,942	$411,034,676	$—	$1,086,317,618

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

IT Services	9.5%
Life Sciences Tools & Services	8.7
Software	8.7
Electric Utilities	8.2
Pharmaceuticals	7.6
Semiconductors & Semiconductor Equipment	7.2
Insurance	6.9
Chemicals	5.9
Internet & Direct Marketing Retail	4.9
Banks	4.9
Industrial Conglomerates	3.2
Auto Components	2.6
Health Care Equipment & Supplies	2.6
Electrical Equipment	2.5
Machinery	2.2
Personal Products	2.0
Other Investments, less than 2% each	10.8
Short-Term Investments	0.9

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

Currency Exposure Summary at March 31, 2022 (Unaudited)

United States Dollar	62.6%
Euro	18.1
Danish Krone	8.2
Japanese Yen	4.7
British Pound	3.4
Hong Kong Dollar	2.3

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%